DEBT (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Components of long-term debt
Long-term and short-term debt was as follows:

(in thousands of $)	June 30, 2024	December 31, 2023
Total long-term and short-term debt (1)	1,002,397	1,061,084
Less: current portion of long-term debt and short-term debt(1)	(175,156)	(194,413)
Long-term debt(1)	827,241	866,671

Schedule of debt
At June 30, 2024, our debt is broken down further as follows:

(in thousands of $)	CoolCo debt	VIE Debt(2)	Total
Current portion of long-term debt and short-term debt (1)	114,437	60,719	175,156
Long-term debt (1)	827,241	—	827,241
Total(1)	941,678	60,719	1,002,397

(1) The amounts presented in the table above, are net of the deferred charges amounting to $7.1 million as of June 30, 2024 (December 31, 2023: $5.6 million).